Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Equity securities	$ 25	$ 23
Long-term State receivables	623	358
Deposits and other non-current assets	76	56
Total	$ 724	$ 437